U.S. Securities and Exchange Commission

Washington, D.C. 20549

Submitted Electronically with Copy to Staff

Re:       Good Times Restaurants Inc.

            Preliminary Proxy Statement

            Filed November 5, 2010, File No. 0-18590

This letter is on behalf of Good Times Restaurants, Inc. (the "Company," "we," "our" or "us") in response to your comments of November 10, 2010 and November 16, 2010 regarding our preliminary proxy statement that was filed on EDGAR on November 5, 2010 (the "Proxy").

For convenience of reference, we have set forth your comments in bold below, with the Company's response following each comment.

Comments received November 10, 2010:

1.         Rule 14f-1 may apply and, if so, revise the Proxy to include the applicable disclosure (relating to an investment that includes majority control of the Board).

Pursuant to Rule 14f-1, we have included additional disclosure to the sections of the Proxy entitled "Investor Board Designees" and "Security Ownership of Certain Beneficial Owners and Management" so that the information provided in these sections, as revised, is substantially equivalent to the information which would be required by Items 6(a), (d) and (e), 7 and 8 of Schedule 14A of Regulation 14A if the Investor's director designees were nominees for election as directors at the special meeting of stockholders.  Specifically:

•         As required by Item 6(a), the number of shares of the Company's outstanding common stock and the number of votes to which each share of common stock is entitled is stated on Page 1 of the Proxy under the heading "Who is entitled to attend and vote at the Special Meeting?".

•         As required by Item 6(d), the information required by Item 403 of Regulation S-K is set forth in the section of the Proxy entitled "Security Ownership of Certain Beneficial Owners and Management" on Page 19 of the revised document.

•         Item 6(e) requires disclosure regarding any change of control of the registrant that has occurred since the beginning of its last fiscal year.  At this time, no change of control of the registrant has yet occurred.  However, we disclose in the Proxy that the Investment Transaction will result in a change of control.  These disclosures are located on Page 3 under the heading "PROPOSAL #1 - APPROVAL OF THE INVESTMENT TRANSACTION" and also on Page 6 in the fourth bullet point of the section entitled "Board's Evaluation of the Fairness of the Terms of the Investment Transaction."  In addition, pursuant to Instruction 2 to Item 6(e), a description of the arrangements between the former and new control groups with respect to election of directors is set forth in the "Investor Board Designees" section on Pages 10-11.

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•         Item 7(a) requires disclosure of the information required by Instruction 4 to Item 103 of Regulation S-K with respect to directors and executive officers.  The Company does not have any material pending legal proceedings to which any director or executive officer or any associate thereof is a party adverse to the Company or any subsidiary or has a material interest adverse to the Company or any subsidiary.  Accordingly, no disclosure is made with respect to this item.

•         Item 7(b) requires disclosure of the information required by Items 401, 404(a) and (b), 405 and 407(d)(4), (d)(5) and (h) of Regulation S-K.

o   With respect to Item 401, we have identified the Investor's director designees and the continuing directors of the Company in the section of the Proxy entitled "Investor Board Designees" on Pages 10-11 of the revised document.  We have also identified the executive officers of the Company on Page 20 of the revised document.

o   With respect to Items 404(a) and (b), we have identified related party transactions in the section of the Proxy entitled "Interest of Certain Persons in Matters to be Acted Upon" on Page 18 of the revised document.

o   With respect to Item 405, we have added disclosure regarding Section 16(a) compliance on Pages 20-21 of the revised document, under the sub-heading "Section 16(a) beneficial ownership reporting compliance."

o   With respect to Items 407(d)(4) and (d)(5), we have added disclosure regarding the Audit Committee and its procedures on Page 12 of the revised document, under the sub-heading "Audit Committee."  We have listed the names of the current members of the Audit Committee and have disclosed that all of the current members intend to resign as directors immediately following the Closing of the Investment Transaction in order to fulfill the closing condition set forth in the Purchase Agreement.  We have also stated that, following the Closing, the new Board will appoint new members of the Audit Committee, all of whom will be independent directors under the applicable NASDAQ listing standards.  We have further stated that, following the Closing, the new Board will designate a new Audit Committee financial expert to replace the resigning director who currently serves in this capacity.

o   With respect to Item 407(h), we have added disclosure regarding the Board's leadership structure and role in risk oversight on Page 12 of the revised document under the sub-headings "Leadership Structure" and "Risk Oversight" respectively.

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•         Item 7(c) requires disclosure of the information required by Item 407(a) of Regulation S-K.  We have added disclosure to the third full paragraph on Page 11 of the revised document which lists the current directors whom the Board has previously determined to be independent under the NASDAQ listing standards.  We have further disclosed which of the independent directors are resigning and which are continuing on the Board.  Finally, we have disclosed that the new Board will make determinations regarding the independence of the Investor's director designees when those individuals are appointed to the Board following the Closing.

•         Item 7(d) requires disclosure of the information required by Item 407(b), (c)(1), (c)(2), (d)(1), (d)(2), (d)(3), (e)(1), (e)(2), (e)(3) and (f) of Regulation S-K.

o   With respect to Item 407(b), we have added disclosure regarding the number of Board meetings held in the fiscal year ended September 30, 2010, the last full fiscal year of the Company, on Page 13 of the revised document under the subheading "Board Meeting Attendance."  We have disclosed the number of Audit Committee and Compensation Committee meetings held during the fiscal year ended September 30, 2010 on Page 12 in the respective sections entitled "Audit Committee" and "Compensation  Committee."  We have further disclosed on Page 13, in the section entitled "Board Meeting Attendance," that no director attended fewer than 75% of the Board meetings and applicable committee meetings held in the last fiscal year.

o   With respect to Items 407(c)(1) and (c)(2), we have added disclosure on Pages 11-12 of the revised document, in the section entitled "Director Nominee Selection Process," which states that the Company's Board as a whole acts as its nominating committee and which further describes the director nomination process.

o   With respect to Items 407(d)(1) and (d)(2), we have added disclosure on Page 12 of the revised document, in the section entitled "Audit Committee," which provides information regarding the Audit Committee charter.  We also disclose that all of the current members of the Audit Committee will be resigning as directors immediately following the Closing of the Investment Transaction and that the new Board will thereafter appoint new members of the Audit Committee, all of whom will be independent directors under the applicable NASDAQ listing standards.  However, the new members of the Audit Committee will not be determined until the Closing.  Thus, determinations regarding their independence cannot be made until that time.

o   We have not provided the disclosure contemplated by Item 407(d)(3) because the audit for the fiscal year ended September 30, 2010 has yet not been completed, and therefore the Audit Committee has not completed its review and discussion of the audit as described in Item 407(d)(3).

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o   With respect to Items 407(e)(1), (e)(2) and (e)(3), we have added disclosure on Pages 12-13 of the revised document, under the subheading "Compensation Committee," regarding the Company's Compensation Committee and its processes.  With respect to committee membership, we have listed the names of the current members of the Compensation Committee and have disclosed that all of the current members intend to resign as directors immediately following the Closing of the Investment Transaction in order to fulfill the closing condition set forth in the Purchase Agreement.  We have also stated that, following the Closing, the new Board will appoint new members of the Compensation Committee, all of whom will be independent directors under the applicable NASDAQ listing standards.

o   With respect to Item 407(f), we have added disclosure regarding shareholder communications to the Board on Page 12 of the revised document, under the subheading "Shareholder Communications."

•         Items 7(e) and 7(f) do not apply to this Proxy as no shareholder nominee is included.

•         Item 8 requires disclosure of the executive compensation information required by Item 402 of Regulation S-K.  The instructions to Item 402 provide that the executive compensation information required to be provided is for the registrant's last completed fiscal year.  The Company's last completed fiscal year ended on September 30, 2010.  The audit for this fiscal year is ongoing and the Company does not at this point have the information necessary to provide the executive compensation disclosure required by Item 402 of Regulation S-K for the fiscal year ended September 30, 2010.  Accordingly, on Page 20 of the revised document, under the subheading "Executive Compensation," we have incorporated by reference the information which will be included by the Company in Part III of its Annual Report on Form 10-K for the fiscal year ended September 30, 2010, which is due to be filed by December 29, 2010.

In addition, the Company has previously disclosed the executive compensation information required by Item 402 of Regulation S-K for the fiscal year ended September 30, 2009 in the proxy statement for its last annual meeting of stockholders which was held on September 30, 2010.  The proxy statement for the annual meeting containing the required Item 402 disclosure was filed on EDGAR on September 1, 2010 and mailed to stockholders on or about September 3, 2010.

2.         On Page 4, revise the reference to the proposal from a private equity firm to purchase all of the common stock of Good Times Drive Thru Inc. (the Company's wholly-owned subsidiary) to include a disclosure of the material terms of the proposal.

On Page 4 of the Proxy, we have included additional disclosure regarding the material terms of the private equity investor's proposal considered by the Company in March 2010.

3.         With respect to the transaction being at a discount to the current market price, include disclosure of the current market price and the percentage discount toward the beginning of the document.

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On Page 3 of the Proxy, we have included additional disclosure in the introductory paragraph under the heading "PROPOSAL #1 - APPROVAL OF THE INVESTMENT TRANSACTION" which states the trading price of the Company's common stock as of November 10, 2010 and the percentage discount to that trading price represented by the purchase price of the Shares to be issued in the Investment Transaction.

4.         Regarding Proposal #2, add the following "balancing disclosures" to the reverse split disclosure and the amount of authorized but unissued shares post-transaction:

(a)        No further shareholder action is required for the issuance of authorized shares (if that is true).

            On Page 16 of the revised document, we have added this disclosure at the end of the third paragraph under the heading "Effect of a Reverse Stock Split."

 (b)      The issuance of additional shares may be dilutive to current shareholders.

            On Page 16 of the revised document, we have added a fourth paragraph under the heading "Effect of a Reverse Stock Split" which contains this disclosure.

(c)        There is a potential anti-takeover effect with additional shares available for issuance to current shareholders that could be disadvantageous.

On Page 16 of the revised document, we have added a section with the separate heading "Potential Anti-Takeover Effects."

Comments received November 16, 2010:

In addition, the Company's responses to your follow-up comments are set forth below:

5.         With respect to the March 2010 proposed transaction, include disclosure of why the price per share of the Investment Transaction is lower than the net price per share of the March 2010 proposed transaction.

On Page 5 of the Proxy, we have added another paragraph to the section entitled "Evaluation of Strategic Alternatives" which contains disclosure regarding why the price per share at which Shares will be issued in the Investment Transaction is lower than the net price per share of the March 2010 proposed transaction.

In addition, we have added disclosure to that section on Page 5 containing a summary of and the disposition of an unsolicited tentative proposal the Company received on November 12, 2010.  As described in the disclosure added to the Proxy, the Company and the other party mutually agreed not to pursue further negotiations and the other party withdrew its tentative proposal for consideration.

6.         With respect to the Item 404 disclosure, include all of the disclosure contemplated by Item 404, including the terms of the loan transaction and the Company's review and approval policies pursuant to Item 404(b).

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On Page 18 of the Proxy, we have added additional disclosure under the heading "Interest of Certain Persons in Matters to be Acted Upon."

In connection with our response to your comments, we acknowledge that:

•         The Company and its management  is responsible for the adequacy and accuracy of the disclosure in our filings;

•         Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking action with respect to the filing; and

•         The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any additional questions or comments, please feel free to contact me directly at 303-384-1411 or Kristin Sprinkle of Snell & Wilmer L.L.P. at 303-634-2112.

Sincerely,

/s/ Boyd E. Hoback

Boyd E. Hoback

President and CEO

Good Times Restaurants Inc.

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